Registration No. 333-19725

Registration No. 811-08017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 102	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
President and Assistant Secretary	Senior Vice President, General Counsel
Annuity Investors Life Insurance Company	Secretary and Chief Compliance Officer
P.O. Box 5423	Annuity Investors Life Insurance Company
Cincinnati, Ohio 45201-5423	P.O. Box 5423
(Name and Address of Agent for Service)	Cincinnati, Ohio 45201-5423

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of Interest in Annuity Investors Variable Account B under
The Commodore Spirit® Individual and Group Flexible Premium Deferred Annuities

EXPLANATORY NOTE

This Post-Effective Amendment No. 43 to the Registration Statement on Form N-4 (File No.333-19725) incorporates the Prospectus and Statement of Additional Information dated April 30, 2024, filed in Post-Effective Amendment No. 42 on April 30, 2024. This Post-Effective Amendment No. 43 consists only of a facing page, this explanatory note, a supplement to the Prospectus, and Part C of the Registration Statement on Form N-4.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE SPIRIT®

PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

SUPPLEMENT DATED NOVEMBER 21, 2024

This supplement is intended to update certain information in the prospectus for the variable annuity you own (“Contract”). All other provisions outlined in your prospectus, as supplemented, remain unchanged. Unless otherwise indicated, terms used in this supplement have the same meaning as in your Contract prospectus.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT

The table contained in “Appendix A: Portfolios Available Under the Contract” in your Prospectus is replaced with the following table to reflect the addition of the Invesco V.I. Equity and Income Fund - Series I as a Portfolio available under the Contract:

			Average Annual Total Returns (as of 12/31/23)
INVESTMENT OBJECTIVE	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES	1 year	5 year	10 Year
Seeks capital appreciation	Invesco V.I. Capital Appreciation Fund—Series I# Invesco Advisers, Inc.	.80%	35.37%	16.40%	11.56%
Seeks capital appreciation	Invesco V.I. Discovery Mid Cap Growth Fund—Series I Invesco Advisers, Inc.	.87%	13.15%	12.77%	9.79%
Capital appreciation and current Income	Invesco V.I. Equity and Income Fund—Series I Invesco Advisers, Inc.	.57%	10.56%	9.93%	7.06%
Seeks capital appreciation	Invesco V.I. Main Street Fund—Series I# Invesco Advisers, Inc.	.80%	23.22%	13.57%	10.02%
Long-term capital appreciation	Invesco V.I. American Value Fund—Series I Invesco Advisers, Inc.	.89%	15.60%	12.74%	7.26%
Seeks capital growth and income	Invesco V.I. Comstock Fund—Series I Invesco Advisers, Inc.	.75%	12.36%	13.49%	8.92%
Long-term growth of capital	Invesco V.I. Core Equity Fund—Series I Invesco Advisers, Inc.	.80%	23.36%	12.95%	7.79%
Provide reasonable current income and long-term growth of income and capital	Invesco V.I. Diversified Dividend Fund—Series I Invesco Advisers, Inc.	.68%	9.05%	9.81%	7.80%
Long-term growth of capital	Invesco V.I. Health Care Fund—Series I Invesco Advisers, Inc.	.98%	3.02%	8.75%	6.87%
Total return comprised of current income and capital appreciation	Invesco V.I. High Yield Fund—Series I Invesco Advisers, Inc.	.90%	10.18%	4.05%	3.22%
Long-term growth of capital	Invesco V.I. Small Cap Equity Fund—Series I Invesco Advisers, Inc.	.95%	16.57%	12.44%	6.55%
Capital appreciation and some current income	Morningstar Balanced ETF Asset Allocation Portfolio—Class II ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.87%	12.82%	6.68%	4.99%
Current income and preservation of capital	Morningstar Conservative ETF Asset Allocation Portfolio—Class II # ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.85%	7.84%	2.56%	2.25%

2

			Average Annual Total Returns (as of 12/31/23)
INVESTMENT OBJECTIVE	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES	1 year	5 year	10 Year
Capital appreciation	Morningstar Growth ETF Asset Allocation Portfolio—Class II ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.88%	15.27%	8.64%	6.20%
Current income and capital appreciation	Morningstar Income and Growth ETF Asset Allocation Portfolio—Class II # ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.86%	10.59%	4.74%	3.67%
Seeks capital growth	LVIP American Century Capital Appreciation Fund— Std. Class II # Lincoln Financial Investments Corporation Sub-adviser: American Century Investment Management, Inc.	.79%	20.69%	13.24%	9.36%
Long-term capital growth	LVIP American Century Large Company Value Fund— Class II # Lincoln Financial Investments Corporation Sub-adviser: American Century Investment Management, Inc.	.70%	3.88%	10.53%	7.73%
Long-term capital growth	LVIP American Century Mid Cap Value Fund—Std. Class II # Lincoln Financial Investments Corporation Sub-adviser: American Century Investment Management, Inc.	.86%	6.13%	11.05%	8.77%
Long-term capital growth	LVIP American Century Ultra® Fund—Std. Class II # Lincoln Financial Investments Corporation Sub-adviser: American Century Investment Management, Inc.	.75%	43.51%	19.24%	14.64%
Seeks results greater than the total return of the S&P MidCap 400 index	MidCap Stock Portfolio—Service Shares # BNY Mellon Investment Adviser, Inc. Sub-adviser: Newton Investment Management North America, LLC	1.05%	18.31%	10.70%	7.44%
Seeks capital appreciation	Technology Growth Portfolio—Initial Shares BNY Mellon Investment Adviser, Inc. Sub-adviser: Newton Investment Management North America, LLC	.78%	59.42%	15.59%	13.22%
Match the total return of the S&P 500 index	BNY Mellon Stock Index Fund, Inc.- Initial Shares BNY Mellon Investment Adviser, Inc.	.27%	25.93%	15.38%	11.75%
Long-term capital appreciation	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Initial Shares BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management Limited	.67%	23.82%	15.13%	10.46%
Seeks long-term capital growth consistent with the preservation of capital	Appreciation Portfolio—Initial Shares BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co.	.85%	20.97%	16.23%	11.09%

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			Average Annual Total Returns (as of 12/31/23)
INVESTMENT OBJECTIVE	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES	1 year	5 year	10 Year
Seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk	Growth and Income Portfolio—Initial Shares # BNY Mellon Investment Adviser, Inc. Sub-adviser: Newton Investment Management North America, LLC	.70%	26.69%	16.89%	11.84%
Seeks as a high a level of current income as is consistent with the preservation of capital and maintenance of liquidity	Government Money Market Portfolio BNY Mellon Investment Adviser, Inc. Sub—adviser: Dreyfus	.56%	4.59%	1.54%	0.93%
Seeks capital growth	Opportunistic Small Cap Portfolio- Initial Shares BNY Mellon Investment Adviser, Inc. Sub-adviser: Newton Investment Management North America, LLC	.82%	9.28%	9.15%	6.15%
Seeks to replicate the performance of the Russell 2000 Index	DWS Small Cap Index VIP—Class A# DWS Investment Management Americas, Inc. Sub-adviser: Northern Trust Investments, Inc.	.38%	16.76%	9.67%	6.89%
Seeks long-term capital growth	Templeton Foreign VIP Fund -Class 2# Templeton Investment Counsel, LLC	1.07%	20.76%	5.27%	1.28%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income	Janus Henderson Balanced Portfolio—Institutional Shares Janus Henderson Investors US LLC	.62%	15.41%	9.64%	7.99%
Seeks long-term capital growth	Janus Henderson Enterprise Portfolio—Institutional Shares Janus Henderson Investors US LLC	.72%	18.07%	13.42%	12.10%
Seeks long-term growth of capital	Janus Henderson Forty Portfolio—Institutional Shares Janus Henderson Investors US LLC	.55%	39.96%	16.92%	13.73%
Seeks long-term growth of capital	Janus Henderson Overseas Portfolio—Institutional Shares Janus Henderson Investors US LLC	.89%	10.87%	11.20%	3.63%
Seeks long-term growth of capital	Janus Henderson Research Portfolio—Institutional Shares Janus Henderson Investors US LLC	.57%	43.17%	16.83%	12.49%
Seeks long-term capital growth	Discovery Portfolio—Class I# Morgan Stanley Investment Management, Inc.	.95%	44.34%	10.94%	8.49%
Seeks above average current income and long-term capital appreciation	U.S. Real Estate Portfolio—Class I# Morgan Stanley Investment Management, Inc.	.80%	14.52%	2.92%	4.52%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO Real Return Portfolio—Administrative Class Pacific Investment Management Company LLC	.84%	3.67%	3.16%	2.25%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Total Return Portfolio—Administrative Class Pacific Investment Management Company LLC	.75%	5.93%	1.08%	1.71%
Seeks to realize a high long-term total rate of return	Wilshire Global Allocation Fund Wilshire Advisors LLC	1.32%	16.44%	7.24%	5.04%
High long-term total return through growth and current income	Calamos Growth and Income Portfolio (closed)* Calamos Advisers, LLC	1.44%	20.12%	12.66%	8.69%
Seeks long-term growth of capital	Davis Value Portfolio (closed)* Davis Selected Advisers, L.P. Sub-Advisor: Davis Selected Advisers-NY, Inc. (an affiliate of Davis Selected Advisors, L.P.)	.73%	32.63%	12.83%	8.85%

4

			Average Annual Total Returns (as of 12/31/23)
INVESTMENT OBJECTIVE	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES	1 year	5 year	10 Year
Seeks long-term growth of capital	Janus Henderson Global Research Portfolio – Institutional (closed)* Janus Henderson Investors US LLC	.61%	26.78%	13.33%	9.01%

#

Certain Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Portfolios’ prospectuses for additional information about these arrangements.

If you previously activated the guaranteed minimum withdrawal benefit rider or the guaranteed lifetime withdrawal benefit rider, you can only allocate your Account Value among the following Portfolios:

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio

*

Each Closed Subaccount is an additional investment option available only to Contract Owners who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

CLOSED PORTFOLIO	CUTOFF DATE
Calamos Growth and Income Portfolio	April 30, 2012
Davis Value Portfolio	April 30, 2015
Janus Henderson VIT Global Research Portfolio	November 30, 2004

The prospectuses of the Funds can be accessed at MassMutualAscend.com/Variable-Compliance. If you have any questions about this supplement, please call 1-800-789-6771.

Please retain this supplement for future reference.

****************************************

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PART C. Other Information

Note: This Part C contains information related to The Commodore Spirit® Variable Contract (File No. 333-19725), and Annuity Investors® Variable Account B.

Item 27.	Exhibits

(a)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account B. 1/

(b)	Not Applicable.

(c)	Distribution and Selling Agreements.

DISTRIBUTION AGREEMENTS

(1)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) dated December 1, 1995. 2/

(2)	Revised Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisor®, Inc. (Effective May 1, 1997). 2A/

(i)	Amended Schedule 1 to Distribution Agreement. 3/

(ii)	Amended Schedule 1 (Effective May 1, 2008) and Schedule 2A (Special Addendum) to Distribution Agreement. 28/

SELLING AGREEMENTS

(3)	Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 2/

(4)	Revised Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 12/

(5)	2012 Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 28/

RELATED AGREEMENTS

(6)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. dated February 2, 1995. 2/

(d)	Individual and Group Contract Forms, Endorsements and Riders.

CONTRACTS

(1)	Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (Q Rev. 3/97)-3). 2A/

(2)	Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (NQ Rev. 3/07)-3). 2A/

(3)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G801-BD (97)-3). 2A/

(4)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (C801-BD (97)-3). 2A/

(5)	Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809003NW). 2B/

(6)	Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809103NW). 2B/

(7)	Form of Group Flexible Premium Deferred Variable Annuity Contract (P2008603NW). 29/

(8)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (P2008703NW). 29/

LOAN ENDORSEMENTS

(9)	Form of Loan Endorsement to Individual Contract (ELOAN (96)-3). 2A/

(10)	Form of Loan Endorsement to Group Contract (EGLOAN (95)-3). 2A/

(11)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (ECLOAN (95)-3). 2A/

(12)	Form of Loan Endorsement to Individual Contract (E1808703NW). 28/

(13)	Form of Loan Endorsement to Group Contract (E2008403NW). 28/

(14)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (E2008503NW). 28/

(15)	Form of Loan Restriction Endorsement to Individual and Group Contract (for use in PA) (E6009904NW). 29/

TEXAS OPTIONAL RETIREMENT PROGRAM ENDORSEMENTS

(16)	Form of Texas Optional Retirement Program Endorsement to Individual Contract (ETXORP (5/96)-3). 2A/

(17)	Form of Texas Optional Retirement Program Endorsement to Group Contract (EGTXORP (5/96)-3). 2A/

(18)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract (ECTXORP (5/96)-3. 2A/

LONG-TERM CARE WAIVER RIDERS

(19)	Form of Long-Term Care Waiver Raider to Individual Contract (R115 (Rev. 8/95)-3. 1A/

(20)	Form of Long-Term Care Waiver Rider to Group Contract (RG115 (Rev. 6/95)-3). 2A/

(21)	Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract (RC115 (Rev. 6/95)-3). 2A/

DEFERRED COMPENSATION ENDORSEMENTS

(22)	Form of Deferred Compensation Endorsement to Group Contract (EG457 (95)-3). 2A/

(23)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract (EC457 (95)-3). 2A/

SIMPLE IRA ENDORSEMENTS

(24)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (Rev. 11/97)-3). 3/

(25)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (97)-3). 39/

(26)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (EG408P (98)-3). 38/

(27)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (EC408P (98)-3). 38/

(28)	Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E6003202NW). 28/

ROTH IRA ENDORSEMENTS

(29)	Form of Roth IRA Endorsement to Qualified Individual Contract (EIRAROTH (97)-3). 3/

(30)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 38/

(31)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 38/

(32)	Form of Roth IRA Endorsement to Qualified Individual Contract (E6003102NW). 28/

EMPLOYER PLAN ENDORSEMENTS

(33)	Form of Employer Plan Endorsement to Individual Contract (EPLAN (96)-3). 3A/

(34)	Form of Employer Plan Endorsement to Group Contract (EGPLAN (96)-3). 2A/

(35)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (96)-3). 2A/

(36)	Revised Form of Employer Plan Endorsement to Group Contract (EPLAN (Rev. 2/98)-3). 3/

(37)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (EGPLAN (Rev 2/98)-3). 3/

(38)	Revised Form of Employer Plan Endorsement to Qualified Individual Contract (ECPLAN (Rev. 2/98)-3). 3/

TAX SHELTERED ANNUITY ENDORSEMENTS

(39)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (Rev. 2/98)-3). 3/

(40)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (96)-3). 2A/

(41)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (Rev. 2/98)-3). 3/

(42)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (96)-3). 2A/

(43)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (Rev. 2/98)-3). 3/

(44)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (96)-3). 2A/

(45)	Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (E6003302NW). 28/

(46)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007402NW). 28/

(47)	Revised Form of Tax Sheltered Annuity Endorsement to Individual Contract (E6003306NW). 28/

(48)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007502NW). 28/

(49)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007405NW). 28/

(50)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007505NW). 28/

(51)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007408NW). 28/

(52)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007508NW). 28/

QUALIFIED PENSION, PROFIT SHARING AND ANNUITY PLAN ENDORSEMENTS

(53)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (Rev. 2/98)-3). 3/

(54)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (96)-3). 2A/

(55)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (Rev. 2/98)-3). 3/

(56)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (95)-3). 2A/

(57)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (Rev. 2/98)-3). 3/

(58)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (95)-3). 2A/

(59)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003405NW). 28A/

(60)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003402NW). 39/

(61)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007602NW). 28/

(62)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007702NW). 28/

(63)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007605NW). 28/

(64)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007705NW). 28/

GOVERNMENTAL SECTION 457 PLAN ENDORSEMENTS

(65)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E457G (98)-4). 3/

(66)	Form of Governmental Section 457 Plan Endorsement to Group Contract (EG457G (98)-3). 3/

(67)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (EC457G (98)-3). 3/

(68)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E6003505NW). 28A/

(69)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007802NW). 28/

(70)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007902NW). 28/

(71)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007805NW). 28/

(72)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007905NW). 28/

SUCCESSOR OWNER ENDORSEMENTS

(73)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract (EASUC A801 (99)-3). 5/

(74)	Form of Successor Owner Endorsement to Group Contract (EGSUC (99)-3). 5/

(75)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract (ECSUC (99)-3). 5/

INDIVIDUAL RETIREMENT ANNUITY ENDORSEMENTS

(76)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA 996)-3). 2A/

(77)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA (Rev. 9/97)-3. 2A/

(78)	Form of Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 38/

(79)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 38/

(80)	Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (E6003002NW). 28/

OTHER ENDORSEMENTS

(81)	Form of Unisex Endorsement to Non-Qualified Individual Contract (EASO (USX98)-3). 38/

(82)	Form of Settlement Options Endorsement to Individual Contract and Group Contract (E6012104NW). 39/

GUARANTEED WITHDRAWAL BENEFIT RIDERS

(83)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307NW). 22/

(84)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707NW). 22/

(85)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807NW). 22/

(86)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507NW). 22/

(87)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907NW). 22/

(88)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2011007NW). 22/

INCOME BENEFIT RIDER

(89)	Form of Income Benefit Rider to Qualified Individual Contract. 8/

(90)	Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

(91)	Form of Income Benefit Rider to Group Contract. 8/

(92)	Form of Income Benefit Rider to Certificate of Participation under a Group Contract. 8/

DEATH BENEFIT ENDORSEMENTS

(93)	Form of Optional Death Benefit Endorsement to Individual Contract. 9/

(94)	Form of Death Benefit Amount Endorsement to Individual Contract. 10/

(95)	Form of Death Benefit Amount Endorsement to Group Contract. 10/

(96)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract. 10/

(97)	Form of Death Benefit Amount Endorsement to Group Contract (E2007002NW). 28/

(98)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract (E2007102NW). 28/

RMD ENDORSEMENTS

(99)	Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 28/

(100)	Form of RMD Endorsement to Group Contract (E6022709NW). 28/

ACD ENDORSEMENTS

(101)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Individual Contract (E6029810NW). 28/

(102)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Group Contract (E6030210NW). 28/

(103)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Certificate of Participation under a Group Contract (E6030310NW). 28/

(e)	Applications.

INDIVIDUAL AND CERTIFICATE APPLICATIONS

(1)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.2A

(2)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

GROUP APPLICATIONS

(3)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 2A/

(4)	Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

(f)	Organizational Documents.

ARTICLES OF INCORPORATION

(1)	Articles of Incorporation of Annuity Investors Life Insurance Company® as amended through August 14, 1996. 1/

CODE OF REGULATIONS

(2)	Code of Regulations of Annuity Investors Life Insurance Company®. 1/

(g)	Not Applicable.

(h)	Participation Agreements.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(1)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Annuity Investors Life Insurance Company and Great American Advisors, Inc. dated as of April 4, 2001. 35/

(a)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment No. 2 effective July 1, 2002, to Participation Agreement. 36/

(b)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2004, to Participation Agreement. 18/

(c)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective May 1, 2008, to Participation Agreement. 24/

(d)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 27/

(2)	AIM (Invesco): Administrative Services Agreement dated as of October 1, 2016 between Annuity Investors Life Insurance Company and Invesco Advisors, Inc. 33/

(3)	AIM (Invesco): Distribution Services Agreement between Annuity Investors Life Insurance Company and AIM Distributors, Inc. effective as of July 1, 2002. 36/

(4)	AIM (Invesco): AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/

(a)	AIM (Invesco) : Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2. 24/

AMERICAN CENTURY

(5)	[reserved]

(6)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 18/

(a)	American Century : Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 26/

(7)	American Century: Shareholder Information Agreement between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. dated as of October 16, 2006. 24/

CALAMOS ADVISORS TRUST

(8)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 23/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 24/

(9)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 24/

(10)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 24/

DAVIS VARIABLE ACCOUNT FUND

(11)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 23/

(a)	Davis Variable Account Fund: Addendum dated as of May 1, 2008 to Participation Agreement. 24/

BNY MELLON VARIABLE INVESTMENT FUND AND BNY MELLON INVESTMENT PORTFOLIOS (f/k/a Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios)

(12)	BNY Mellon Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Variable Investment Fund dated November 21, 1995. 2/

(a)

BNY Mellon Variable Investment Fund: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April 14, 1997 between Annuity Investors Life Insurance Company and BNY Mellon Variable Investment Fund. 2A/

(b)	BNY Mellon Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(c)	BNY Mellon Variable Investment Fund: Amendment dated as of December 1, 2004 to Fund Participation Agreement. 39/

(d)	BNY Mellon Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(e)	BNY Mellon Variable Investment Fund: Amendment No. 4 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO (f/k/a Dreyfus Socially Responsible Growth Fund)

(13)

BNY Mellon Sustainable U.S. Equity Portfolio: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. dated November 21, 1995. 2/

(a)

BNY Mellon Sustainable U.S. Equity Portfolio: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April 14, 1997 between Annuity Investors life Insurance Company® and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. 2A/

(b)	BNY Mellon Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(c)	BNY Mellon Sustainable U.S. Equity Portfolio: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(d)	BNY Mellon Sustainable U.S. Equity Portfolio: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY MELLON STOCK INDEX FUND (f/k/a Dreyfus Stock Index Fund)

(14)	BNY Mellon Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Stock Index Fund dated November 21, 1995. 2/

(a)

BNY Mellon Stock Index Fund: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April 14, 1997 between Annuity Investors Life Insurance Company® and BNY Mellon Stock Index Fund. 2A/

(b)	BNY Mellon Stock Index Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(c)	BNY Mellon Stock Index Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(d)	BNY Mellon Stock Index Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY MELLON FUNDS (f/k/a Dreyfus Funds)

(15)	BNY Mellon: Amended and Restated Administrative Services Agreement between BNY Mellon and Annuity Investors Life Insurance Company® dated April 24, 1997. 2A/

(a)	BNY Mellon: Amendment dated July 1, 2002 to Amended and Restated Letter Agreement dated July 24, 1997. 36/

(b)	BNY Mellon: Second Amendment dated as of December 1, 2004 to Amended and Restated Administrative Services Agreement. 18/

(c)	BNY Mellon: Third Amendment dated as of March 1, 2007 to Amended and Restated Administrative Services Agreement. 23/

(16)	BNY Mellon: Letter Agreement (Shareholder Services) between BNY Mellon and Annuity Investors Life Insurance Company dated July 1, 2002. 36/

(a)	BNY Mellon: Amendment to Letter Agreement (Shareholder Services) dated as of March 1, 2007. 39/

(17)	BNY Mellon: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between BNY Mellon and Annuity Investors Life Insurance Company as of October 1, 2006. 24/

DEUTSCHE DWS

(18)

Deutsche DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 24/

(a)	Deutsche DWS Variable Series I, Variable Series II, and Investment VIT Funds: Amendment dated May 1, 2015 to Participation Agreement. 32/

(19)	Deutsche DWS: Form of Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

(20)	Deutsche DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of March 5, 1999.[8]

(a)	Deutsche DWS: Amendment No. 1 dated as of March 9, 2001 to Administrative Services Letter Agreement. 39/

(b)	Deutsche DWS: Amendment dated as of April 10, 2006 to Administrative Services Letter Agreement. 39/

(c)	Deutsche DWS: Amendment dated as of May 1, 2008 to Administrative Services Letter Agreement. 24/

(d)	Deutsche DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 26/

(21)	Deutsche DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 24/

ALPS VARIABLE INVESTMENT TRUST (Morningstar Portfolios) (f/k/a Ibbotson Portfolios)

(22)

Morningstar Portfolios: Fund Participation Agreement among Annuity Investors Life Insurance Company, ALPS Variable Investment Trust (Morningstar Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 23/

(a)	Morningstar Portfolios: Amendment to Fund Participation Agreement dated November 23, 2007. 39/

(b)	Morningstar Portfolios : Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 24/

(c)	Morningstar Portfolios : Amendment dated April 30, 2013 to Fund Participation Agreement. 31/

(d)	Morningstar Portfolios: Amendment dated June 14, 2017 to Fund Participation Agreement. 34/

(23)	Morningstar Portfolios: Rule 22c-2 Shareholder Information Agreement between ALPS Variable Investment Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 24/

(24)	Morningstar Portfolios: Consent Letter dated October 6, 2011 Regarding Continuation of Fund Participation Agreement and Related Agreements. 39/

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

(25)

Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 23/

(a)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 24/

(b)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 31/

(c)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated May 1, 2015. 32/

(26)	Franklin Templeton: Administrative Services Agreement between Franklin Templeton Services, LLC and Annuity Investors Life Insurance Company. 39/

(a)	Franklin Templeton: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 39/

(27)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 24/

JANUS ASPEN SERIES

(28)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series dated September 1, 1995. 2/

(a)	Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

(b)	Janus Aspen Series: Amendment effective January 2, 2004 to Fund Participation Agreements. 39/

(c)	Janus Aspen Series: Amendment effective May 1, 2004 to Fund Participation Agreements. 39 /

(d)	Janus Aspen Series: Amendment effective December 1, 2005 to Fund Participation Agreements.[21]

(29)	Janus: Letter Agreement (Administrative Services) between Annuity Investors Life Insurance Company® and Janus Capital Corporation dated December 6, 1996. 2A/

(30)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 24/

MORGAN STANLEY VARIABLE INSURANCE FUND (f/k/a Van Kampen)

(31)	Morgan Stanley Variable Insurance Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Variable Insurance Fund, Inc. 2A/

(a)	Morgan Stanley Variable Insurance Fund: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Variable Insurance Fund, Inc. 3/

(b)	Morgan Stanley Variable Insurance Fund: Amendment dated as of July 1, 2002 to Participation Agreement.[36]

(c)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2007 to Participation Agreement. 23/

(d)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2008, to Participation Agreement. 24/

(e)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2015 to Participation Agreement. 32/

(32)	Morgan Stanley: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 1997. 2A/

(a)	Morgan Stanley: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 2007. 23/

(b)	Morgan Stanley : Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 32/

(33)	Morgan Stanley: Shareholder Information Agreement (Rule 22c-2) between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 24/

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(f/k/a Oppenheimer Variable Account Funds)

(34)	Invesco Variable Insurance Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Invesco Variable Insurance Funds. 36/

(a)	Invesco Variable Insurance Funds: Amendment effective December 1, 2004 to Participation Agreement. 37/

(b)	Invesco Variable Insurance Funds: Amendment No. 2 effective May 1, 2008 to Participation Agreement.[24]

(35)	Invesco: Letter Agreement (Administrative Services) with Invesco Funds dated July 1, 2002. 36/

(36)	Invesco: Shareholder Information Agreement between Oppenheimer Funds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 24/

PIMCO VARIABLE INSURANCE TRUST

(37)

PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC effective July 1, 2002. 27/

(a)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 18/

(b)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 to Participation Agreement. 21/

(c)	PIMCO Variable Insurance Trust: Novation of and Amendment dated December 8, 2010, to Participation Agreement. 27/

(d)	PIMCO Variable Insurance Trust: Amendment dated May 1, 2015 to Participation Agreement. 32/

(38)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 24/

(39)	PIMCO: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 30/

THE TIMOTHY PLAN

(40)	The Timothy Plan: Participation Agreement between The Timothy Plan, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(i)	The Timothy Plan: Amendment effective January 12, 2006 to Participation Agreement. 21/

(41)	Timothy Plan: Administrative Services Agreement between The Timothy Plan and Annuity Investors Life Insurance Company® . 4/

(i)	Timothy Plan: Amendment as of May 19, 2009 to Administrative Services Agreement. 39/

(42)	Timothy Plan: Shareholder Information Agreement between Timothy Partners, Ltd. and Annuity Investors Life Insurance Company® dated as April 16, 2007. 39/

WILSHIRE VARIABLE INSURANCE TRUST

(43)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 25/

(44)

Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, Ultimus Fund Distributors, LLC and Annuity Investors Life Insurance Company dated as of October 1, 2016. 33/

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(45)

Lincoln Variable Insurance Products Trust: Fund Participation Agreement among Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Financial Investments Corporation, and Annuity Investors Life Insurance Company dated as of April 29, 2024.[43]

(46)	Lincoln Variable Insurance Products Trust: Administrative Services Agreement between Lincoln National Life Insurance Company and Annuity Investors Life Insurance Company dated as of April 29, 2024.[44]

(i)	Not Applicable

(j)	Other Material Contracts

(1)	MassMutual Administrative Services Agreement [40]

(2)	Amendment to MassMutual Administrative Services Agreement [40]

(k)	Opinion and Consent of Counsel dated December 19, 1996. 1/

(l)	Consents of Independent Registered Public Accounting Firms

(i)	Consent of independent registered public accounting firm (KPMG LLP) FW

(ii)	Consent of independent registered public accounting firm (Ernst & Young LLP) FW

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(99)	Powers of Attorney. [40]

(99.1)	Power of Attorney (Muething) [41]

(99.2)	Power of Attorney (Merritt) [42]

(99.3)	Power of Attorney (Ho)FW

1/	Incorporated by reference to Form N-4 EL filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on December 23, 1996.
1A/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on November 8, 1995.

2/

Incorporated by reference to Pre-Effective Amendment No. 3 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on December 4, 1995.

2A/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on June 3, 1997.

2B/

Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 27, 2004.

3/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971 (Advantage), 1940 Act File No. 811-08017, on May 6, 1998.
3A/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on May 6, 1998.
3B/	[text intentionally deleted]
4/

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on April 29, 1998.

5/

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on February 26, 1999.

6/	[text intentionally deleted]
7/	[text intentionally deleted]
8/

Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 26, 1999.

9/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 2, 2001.
10/

Incorporated by reference to Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 28, 2003.

11/	[text intentionally deleted]
12/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on November 17, 1998.

13/	[text intentionally deleted]
14/	[text intentionally deleted]
15/	[text intentionally deleted]
16/	[text intentionally deleted]
17/	[text intentionally deleted]
18/	Incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1940 Act File No. 811-21095, on March 1, 2005.
19/	[text intentionally deleted]
20/	[text intentionally deleted]
21/

Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2006.

22/

Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about May 1, 2007.

23/

Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about May 22, 2007.

24/

Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095, on or about April 27, 2009.

25/

Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095, on or about February 16, 2010.

26/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095, on or about April 29, 2010.

27/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on or about April 22, 2011.

28/

Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971 (Advantage), 1940 Act File No. 811-08017, on or about April 25, 2012.

28A/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about April 23, 2012.

29/

Incorporated by reference to Post-Effective Amendment No. 27 filed on behalf of Annuity Investors Variable Account B, 1933 Act File. No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on or about April 26, 2012.

30/

Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on or about April 25, 2013.

31/

Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 25, 2014.

32/

Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 28, 2015.

33/

Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account C. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on April 28, 2017.

34/

Incorporated by reference to Post-Effective Amendment No. 26 filed on behalf of Annuity Investors Variable Account B. 1933 Act File No. 333-51955 (Independence), 1940 act File No. 811-08017 on or about April 27, 2018.

35/

Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of AIM Variable Insurance Funds, Inc., 1933 Act File No. 33-57340, 1940 Act File No. 811-7452, on February 12, 2002 as Exhibit H75.

36/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300 (Helmsman), 1940 Act File No. 811-21095, on July 26, 2002.

37/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1940 Act File No. 811-07299, on April 29, 2005.
38/

Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Navigator), 1940 Act File No. 811-08017, on February 1, 1999.

39/

Incorporated by reference to Post-Effective Amendment No. 36 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on August 28, 2020.

40/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

41/

Incorporated by reference to Post-Effective Amendment No. 39 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on April 18, 2022.

42/

Incorporated by reference to Post-Effective Amendment No. 41 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2023

43/

Incorporated by reference to Post-Effective Amendment No. 42 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on April 30, 2024

44/

Incorporated by reference to Post-Effective Amendment No. 42 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333- 19725 (Spirit), 1940 Act File No. 811-08017, on April 30, 2024

FW/ Filed herewith.

Item 28.	Directors and Officers of Annuity Investors Life Insurance Company®

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company.

Name and Principal Business Address	Positions and Offices with the Company
Dominic Blue 1295 State Street, Springfield, MA 01111-001	Director, Chief Executive Officer

Donna Carrelli 191 Rosa Parks Street, Cincinnati, OH 45202	Head of Insurance Operations

Susan Cicco 1295 State Street, Springfield, MA 01111-001	Director

Geoffrey J. Craddock 1295 State Street, Springfield, MA 01111-001	Director

Roger W. Crandall 1295 State Street, Springfield, MA 01111-001	Director, Chairman of the Board

John P. Gruber 191 Rosa Parks Street, Cincinnati, Ohio 45202	Senior Vice President, Secretary, CCO and General Counsel

Paul A. LaPiana 1295 State Street, Springfield, MA 01111-001	Director

Sears A. Merritt 1295 State Street, Springfield, MA 01111-001	Director

Name and Principal Business Address	Positions and Offices with the Company
Mark F. Muething 191 Rosa Parks Street, Cincinnati, Ohio 45202	Director, President

Michael J. O’Connor 1295 State Street, Springfield, MA 01111-001	Director

Eric W. Partlan 1295 State Street, Springfield, MA 01111-001	Director, Chief Investment Officer

Brian P. Sponaugle 191 Rosa Parks Street	Senior Vice President & Treasurer

Vy Ho 1295 State Street, Springfield, MA 01111-001	Director

Elizabeth A. Ward 1295 State Street, Springfield, MA 01111-001	Director and CFO

Item 29.	Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company is a stock life insurance company incorporated under the laws of the State of Ohio. It is a wholly owned subsidiary of MassMutual Ascend Life Insurance Company (formerly Great American Life Insurance Company), which is a wholly owned subsidiary of Glidepath Holdings, Inc., which is in turn a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company.

Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company. ®

Item 30.	Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 31.	Principal Underwriter

(a) MM Ascend Life Investor Services, LLC (formerly Great American Advisors®, Inc.) is the principal underwriter for the following investment companies (including the Registrant): Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b) The principal business address of each director and officer of MM Ascend Life Investor Services, LLC is 191 Rosa Parks Street, 12th Floor, Cincinnati, Ohio 45202.

Name	Position with MM Ascend Life Investor Services, LLC
Mark F. Muething	Vice President, Secretary & Chief Legal Officer and Director

Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer

Athena Purdon	Treasurer

(c) Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 32.	Location of Accounts and Records

Omitted

Item 33.	Management Services

Not Applicable.

Item 34.	Fee Representation

The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

Undertakings

Rule 484 Undertaking – Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant Ha been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on November 21, 2024.

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)

By:	/s/ Brian P. Sponaugle
Brian P. Sponaugle
Senior Vice President and Treasurer
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/s/ Brian P. Sponaugle
Brian P. Sponaugle
Senior Vice President and Treasurer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Dominic L. Blue* Dominic L. Blue*	Director, Chief Executive Officer (principal executive officer),	November 21, 2024

/s/ Susan M. Cicco* Susan M. Cicco*	Director	November 21, 2024

/s/ Geoffrey J. Craddock* Geoffrey J. Craddock*	Director	November 21, 2024

/s/ Roger W. Crandall* Roger W. Crandall*	Director, Chairman of the Board	November 21, 2024

/s/ Paul A. LaPiana* Paul A. LaPiana*	Director	November 21, 2024

/s/ Sears A. Merritt* Sears A. Merritt	Director	November 21, 2024

/s/ Mark F. Muething* Mark F. Muething	Director, President	November 21, 2024

Signature	Capacity	Date

/s/ Michael J. O’Connor* Michael J. O’Connor*	Director	November 21, 2024

/s/ Eric W. Partlan* Eric W. Partlan*	Director	November 21, 2024

/s/ Brian P. Sponaugle Brian P. Sponaugle	Senior Vice President and Treasurer (Principal Accounting Officer)	November 21, 2024

/s/ Vy Ho* Vy Ho*	Director	November 21, 2024

/s/ Elizabeth A. Ward* Elizabeth A. Ward*	Director, Chief Financial Officer	November 21, 2024

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact November 21, 2024

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

27(l)(i)	Consent of KPMG LLP

27(l)(ii)	Consent of Ernst & Young LLP

99.3	Power of Attorney (Ho)